BORROWINGS AND FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of borrowings
The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	31 December 2018	31 December 2017
	€ million	€ million
Non-current:
€350 million 2.00% Notes 2019(A)	—	348
US$525 million 3.50% Notes 2020	456	436
US$250 million 3.25% Notes 2021	216	206
US$300 million 4.50% Notes 2021	261	249
€350 million Floating Rate Note 2021(B)	350	351
€700 million 0.75% Notes 2022(C)	697	697
€350 million 2.63% Notes 2023	348	348
€500 million 1.13% Notes 2024(C)	495	495
€350 million 2.38% Notes 2025	346	347
€250 million 2.75% Notes 2026	248	248
€500 million 1.75% Notes 2028(C)	493	492
€400 million 1.50% Notes 2027(D)	395	—
€500 million 1.88% Notes 2030	495	496
Term loan 2018-2021(E)	274	698
Finance lease obligations(F)	53	63
Total non-current borrowings	5,127	5,474
Current:
€350 million 2.00% Notes 2019(A)	349	—
EUR commercial paper(G)	120	250
Finance lease obligations(F)	22	24
Total current borrowings	491	274

(A)	In December 2018, the €350 million 2.0% Notes due 2019 were reclassified from non-current to current borrowings.

(B)	In November 2017, the Group issued €350 million floating-rate notes due 2021.

(C)
To finance the return of capital to CCE shareholders in connection with the Merger, the Group issued €2.2 billion Eurobond notes due between November 2017 and May 2028. In December 2017, €500 million floating-rate notes matured and were paid in full.

(D)	In November 2018, the Group issued €400 million, 1.50% interest rate notes due 2027.

(E)
To finance the return of capital to CCE shareholders in connection with the Merger, the Group obtained a €1.0 billion, floating rate bank term loan with annual payments due each May beginning in 2018 until 2021. In September 2017, €200 million of the term loan due in 2018 and €100 million of the term loan due in 2021 were repaid prior to maturity. In July 2018, €100 million due in 2019 were repaid prior to maturity. In September 2018, €100 million due in 2019 and €50 million due in 2020 were repaid prior to maturity. In November 2018, €100 million due in 2020 were repaid prior to maturity. In December 2018, €75 million due in 2020 were repaid prior to maturity. As at 31 December 2018, €275 million of the term loan remains outstanding with annual repayments due between 2020 and 2021.

(F)	These amounts represent the present values of the Group’s minimum finance lease obligations.

(G)	As of 31 December 2018, the Group had €120 million of euro denominated commercial paper outstanding, due January 2019.

Disclosure of future maturity of finance lease obligations
The following table summarises the maturity of the Group’s finance lease obligations as at the dates presented:

	31 December 2018	31 December 2017
Finance lease maturities	€ million	€ million
Within one year	22	24
After one year but not more than five years	39	46
More than five years	22	26
Total minimum lease payments	83	96
Amounts representing interest(A)	(8)	(9)
Present value of minimum lease payments	75	87

(A)	Amounts representing interest related to finance lease commitments are not significant for any of the individual time periods presented above.

Disclosure of reconciliation of liabilities arising from financing activities
The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities:

	Current portion of borrowings		Borrowings, less current portion	Total
	€ million		€ million	€ million
As at 31 December 2016	875		5,562	6,437
Changes from financing cash flows
Proceeds from third party borrowings, net of issuance costs	—	—	350	350
Changes in short-term borrowings	250		—	250
Repayments on third party borrowings	(850)	—	(310)	(1,160)
Repayments on third party borrowings; finance leases	(1)		(19)	(20)
Capitalised discount/premium	—		2	2
Other non-cash changes
Amortisation of discount, premium and issue costs	—		8	8
Finance lease additions and other	—		5	5
Currency translation	—		(124)	(124)
Total changes	(601)		(88)	(689)
As at 31 December 2017	274		5,474	5,748
Changes from financing cash flows
Proceeds from third party borrowings, net of issuance costs	—	—	398	398
Changes in short-term borrowings	(131)		—	(131)
Repayments on third party borrowings	—	—	(426)	(426)
Repayments on third party borrowings; finance leases	(18)		—	(18)
Capitalised discount/premium	—	—	(2)	(2)
Other financing activities	—		(8)	(8)
Other non-cash changes
Amortisation of discount, premium and issue costs	—		8	8
Finance lease additions and other	1		5	6
Currency translation	1		42	43
Reclassifications	364		(364)	—
Total changes	217		(347)	(130)
As at 31 December 2018	491		5,127	5,618